Share-Based Compensation - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 397,312,000	$ 13,914,000	$ 416,581,000	$ 28,192,000	$ 84,958,000	$ 67,751,000
One Time Catch Up Expense	$ 372,900,000		$ 372,900,000
Ten Percent Or More [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold Percentage Of Fair Market Value Of Common Shares On The Date Of Grant	10.00%		10.00%
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					$ 0
Grant expiration period					8 years
Unrecognized compensation expense related to non-vested stock					$ 83,800,000
Performance Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					0
Unrecognized compensation expense related to non-vested stock					337,800,000
CVARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					0
Unrecognized compensation expense					23,000,000.0
Performance RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					12,300,000
Unrecognized compensation expense					2,800,000
RSL Common Share Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 800,000		$ 1,600,000		$ 100,000
Remaining weighted-average service period					3 years 4 months 20 days
Unrecognized compensation expense					$ 6,900,000
Restricted common stock fair value					$ 15,600,000
2015 EIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance					66,717,360
Common shares available for grant					30,129,783
Share-based compensation expense					$ 32,300,000	$ 31,800,000
Unrecognized compensation expense related to non-vested stock					$ 70,800,000
Remaining weighted-average service period					2 years 11 months 15 days
Stock options vested					16,193,146	12,067,511
2015 EIP [Member] | Special Reserve [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance					77,714,699
Common shares available for grant					0
2015 EIP [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	90,300,000	0	90,300,000	0
2015 EIP [Member] | Performance Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	262,500,000	0	$ 262,500,000	0
Options Granted			0		0
2015 EIP [Member] | CVARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	17,900,000	0	$ 17,900,000	0
2015 EIP [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	12,300,000	8,000,000.0	$ 22,600,000	15,800,000
Grant contractual term					6 years 5 months 26 days
Options Granted			11,115,465		4,338,396
Subsidiary EIPs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 11,300,000	5,900,000	$ 19,500,000	12,400,000	$ 29,100,000	$ 22,100,000
Grant vesting period			4 years		4 years
Grant contractual term			10 years		10 years
pRSU Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance	585,229		585,229		585,229
Share-based compensation expense	$ 2,200,000	$ 0	$ 2,200,000	$ 0
Grant expiration period			8 years		8 years
Equity repurchase						$ 49,875,513
Percentage of share repurchased						11.23%
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance	13,900,000		13,900,000
Common shares available for grant	147,447,650		147,447,650
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award			0
Number Of Shares Of Common Stock Reserved Increase Annual To Number Of Shares Outstanding			13,900,000
Two Thousand Twenty One Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance	69,300,000		69,300,000
Grant contractual term			10 years
Number Of Shares Of Common Stock Reserved Increase Annual Percentage Of Common Shares Outstanding Immediately Preceding Fiscal Year	5.00%		5.00%
Threshold Percentage Of Fair Market Value Of Common Shares On The Date Of Grant	110.00%		110.00%
Two Thousand Twenty One Equity Incentive Plan [Member] | Ten Percent Or More [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant contractual term			5 years
Options Granted			0